Award Timing Disclosure	12 Months Ended
Dec. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to Grants of Equity Close in Time to Release of Material Nonpublic Information
From time to time, we grant stock options to our employees, including our NEOs. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option awards in the first quarter of each fiscal year, which annual awards are typically approved at the regularly scheduled meeting of the Board or the Compensation Committee (with respect to our executive officers and certain other senior executives) or the Equity Grant Committee (with respect to other employees) occurring in the first fiscal quarter. The Company’s Equity Grant Policy provides that it is the intent of the Company that no equity awards will be backdated, nor will the timing of the public release of material information or of the grant of an equity award be manipulated with the intent of benefiting an award recipient.
The grant date for an equity award approved by the Compensation Committee or Board to officers or other employees will be either (i) the date of the approval of such award by the Compensation Committee or Board, as applicable, if granted in connection with a regularly-scheduled meeting, (ii) the 15th day of the calendar month in which the approval occurs, unless the approval occurs after the 10th day of the calendar month, in which case the grant date shall be the 5th calendar day after the date of approval, or (iii) a date subsequent to the applicable date set forth in subpart (i) or (ii) above, if so specified by the Compensation Committee or the Board, as applicable (such as where an award is approved by the Compensation Committee or the Board in advance of, contingent upon, and effective as of a prospective employee’s start date). Equity grants to directors are made automatically as of their start date and then automatically thereafter as of each annual meeting, without any further action being required.
Equity grants to employees below the Senior Vice President level are generally made by our Equity Grant Committee (the “EGC”). To receive a grant from the EGC, an individual must be employed by the Company on or prior to the last day of the calendar month immediately preceding the month containing the applicable EGC approval date (that last day of the prior calendar month is referred to as the “Cut-Off Date”). The effective grant date for an equity award approved by the EGC is the 15th day of the month following the month in which the Cut-Off Date occurs, unless the EGC approval date is later than the 10th day of the month following the month in which the Cut-Off Date occurs, in which case the effective grant date for the equity award is the 5th calendar day following the EGC’s approval date.
The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method
From time to time, we grant stock options to our employees, including our NEOs. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option awards in the first quarter of each fiscal year, which annual awards are typically approved at the regularly scheduled meeting of the Board or the Compensation Committee (with respect to our executive officers and certain other senior executives) or the Equity Grant Committee (with respect to other employees) occurring in the first fiscal quarter. The Company’s Equity Grant Policy provides that it is the intent of the Company that no equity awards will be backdated, nor will the timing of the public release of material information or of the grant of an equity award be manipulated with the intent of benefiting an award recipient.
The grant date for an equity award approved by the Compensation Committee or Board to officers or other employees will be either (i) the date of the approval of such award by the Compensation Committee or Board, as applicable, if granted in connection with a regularly-scheduled meeting, (ii) the 15th day of the calendar month in which the approval occurs, unless the approval occurs after the 10th day of the calendar month, in which case the grant date shall be the 5th calendar day after the date of approval, or (iii) a date subsequent to the applicable date set forth in subpart (i) or (ii) above, if so specified by the Compensation Committee or the Board, as applicable (such as where an award is approved by the Compensation Committee or the Board in advance of, contingent upon, and effective as of a prospective employee’s start date). Equity grants to directors are made automatically as of their start date and then automatically thereafter as of each annual meeting, without any further action being required.
Equity grants to employees below the Senior Vice President level are generally made by our Equity Grant Committee (the “EGC”). To receive a grant from the EGC, an individual must be employed by the Company on or prior to the last day of the calendar month immediately preceding the month containing the applicable EGC approval date (that last day of the prior calendar month is referred to as the “Cut-Off Date”). The effective grant date for an equity award approved by the EGC is the 15th day of the month following the month in which the Cut-Off Date occurs, unless the EGC approval date is later than the 10th day of the month following the month in which the Cut-Off Date occurs, in which case the effective grant date for the equity award is the 5th calendar day following the EGC’s approval date.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false